Cash generated from operations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Loss before income tax	€ (38,438)	€ (246,914)	[1]
Adjustments to reconcile loss before income tax to net cash flows:
Other finance (income)/costs	12,428	6,085
Fair value (gains)/losses on derivatives (purchase options)	0	(3,856)
Fair value (gains)/losses on Public and Private warrant liabilities	2,387	(21,686)
Share-based payment expenses	11,468	241,311
Depreciation, impairments and reversal of impairments of property, plant and equipment	9,918	6,146
Depreciation and impairments of right-of-use of assets	3,834	2,952
Amortization and impairments of intangible assets	2,395	1,736
Net (gain)/loss on disposal of property, plant and equipment	525	0
Movements in working capital:
Decrease/(increase) in inventories	(3,527)	(8,014)
Decrease/(increase) in other financial assets	(6,848)	(990)
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	(4,283)	(24,437)
Increase/(decrease) in trade and other payables and contract liabilities	(12,809)	(40,523)
Increase/(decrease) in provisions and other liabilities	879	(72)
Cash generated from/(used in) operations	€ (22,071)	€ (88,262)	[2]

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction